Financial instruments and risk management (Schedule of Company's Price Sensitivity Impact on Net Earnings) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments And Risk Management [Line Items]
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ 601	€ 915
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(601)	(915)
10% Increase Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	671	644
10% Decrease Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(671)	(644)
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	100,072	3,630
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(100,072)	(3,630)
10% Increase of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	1,962	1,400
10% Decrease Of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(1,962)	(1,400)
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	485	923
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ (485)	€ (923)